Segment Reporting (Schedule of Geographical Information (Detail) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015		Dec. 31, 2014	[1]	Jun. 30, 2014		Mar. 31, 2014	[2],[4]	Dec. 31, 2013	[2],[5],[6]	Sep. 30, 2013	[2]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 369.6	$ 361.9	[1]	$ 323.9		$ 298.1	[2],[3]	$ 283.2		$ 278.7		$ 269.7		$ 736.4	$ 644.5	$ 1,347.1	[1]	$ 1,129.7	[2]	$ 1,011.0
Long-lived assets		4,302.3				3,570.4										4,302.3		3,570.4		3,115.5
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																1,193.5		1,059.3		953.1
Long-lived assets		3,848.0				3,140.2										3,848.0		3,140.2		2,995.3
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																119.0		70.3		57.5
Long-lived assets		405.3				429.9										405.3		429.9		120.2
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																		0.1		$ 0.4
Long-lived assets		0.3				$ 0.3										0.3		$ 0.3
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers																34.6
Long-lived assets		$ 48.7														$ 48.7

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[3]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[4]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[5]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[6]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.